CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2020
Cash, cash equivalents and other investments [Abstract]
CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS – NON CURRENT AND CURRENT

	As of December 31,
	2020	2019

Investments in debt instruments and other	2,629	3,001
Other investments	252	252

Other investments, net – Non-current	2,881	3,253

	As of December 31,
	2020	2019

(i) Other investments
Other deposits with maturity of more than three months	813,527	212,271

Other investments - Current	813,527	212,271
(ii) Cash and cash equivalents
Cash and banks	129,500	115,575
Restricted cash	54	69
Short-term bank deposits	259,020	199,877
Other deposits with maturity of less than three months	149,308	204,444

Cash and cash equivalents	537,882	519,965